Fair value measurements and Hedging: (Details Narrative) - USD ($)	18 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loss reclassified into earnings to be transferred	$ 1,621,000
Restricted cash, current		$ 29,094,000	$ 7,422,000
Fair Value, Inputs, Level 1 [Member] | 8.30% 2022 Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
2022 Notes fair value		48,800,000
DSF $55.0 Facility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument fair value		55,667,000
Difference between Book and Fair Value		667,000
Debt instrument carrying amount		55,000,000
Derivative [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restricted cash, current		22,617,000	$ 407,000
Bunker Swaps For 71,000 Metric Tons Fuel [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed bunker spread price		232
Bunker Swaps For 24,000 Metric Tons Fuel [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed bunker spread price		$ 106